Share-based payments - Expense (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based payments
Total share-based payment expense	R (383)	R (512)	R (363)
Cash-settled share-based payment expense	(232)	(354)	(73)
Equity-settled share-based payment expense	(151)	(158)	(290)
Expense from movement in grant date fair value	267	120
Expense from movement in post grant date fair value	(35)	232
Sibanye-Stillwater 2020 Share Plan and 2021 Revised Share Plan (cash-settled scheme)
Share-based payments
Total share-based payment expense	(232)	(226)	0
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme)
Share-based payments
Total share-based payment expense	(132)	(145)	(194)
Sibanye-Stillwater 2013 Share Plan (equity-settled scheme)
Share-based payments
Total share-based payment expense	0	0	(96)
Stillwater (cash-settled scheme)
Share-based payments
Total share-based payment expense	0	0	(9)
DRDGOLD (equity-settled scheme)
Share-based payments
Total share-based payment expense	(19)	(13)	0
DRDGOLD (cash-settled scheme)
Share-based payments
Total share-based payment expense	R 0	R (128)	R (64)